Goodwill, Intangible Assets and Acquisitions	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Sep. 30, 2021
Goodwill, Intangible Assets and Acquisitions
Goodwill, Intangible Assets and Acquisitions

6. Goodwill, Intangible Assets and Acquisitions

In the second quarter of 2021, the Group acquired another 51.2% equity interest of an investee operating a leading mobile photo and video application in China, Wuta application, in which the Group previously held 34.8% equity interest, with a cash consideration of $39.5 million. The Group obtained the control and held 86% equity interest in the investee upon completion of the transaction on May 1, 2021. An independent valuation firm was engaged by the Group to help the management determine the fair value of assets and liabilities obtained from the transaction. The identifiable intangible assets acquired on the acquisition date included user base, domain names and operating system of $16.5 million with estimated lives ranging from three to ten years. The intangible assets were measured at fair value upon acquisition primarily using royalty savings method, multi-periods excess earning model and cost approach. Key assumptions used in determining the fair value of these intangible assets include cash flow forecasts, the revenue growth rates, the discount rate, the customer attrition rate and replacements costs.

The consideration of acquisition of the mobile app company was allocated based on the fair value of the assets acquired and the liabilities assumed as follows:

As of May 1, 2021
(In thousands)
Consideration	$39,540
Fair value of previously held equity interest	26,875
Non-controlling interest	10,811
Total	77,226

Cash and short-term investments acquired	5,786
Other assets acquired	6,801
Identifiable intangible assets acquired	16,495
Goodwill	51,034
Liabilities assumed	(2,890)
Total	$77,226

The acquisition mentioned above resulted an immaterial impact to revenues and net income for the six months end 2021. Since it did not have a material impact on the Group’s consolidated financial statements, pro forma disclosures have not been presented. Apart from what have been mentioned above, there was no acquisition during the six months ended June 30, 2021.

The following sets forth the changes in the Group’s goodwill by segment:

	Advertising &	Value-added
	Marketing	services	Total

	(In thousands)
Balance as of December 31, 2020	$30,899	$30,813	$61,712
Acquisition of the company operating Wuta application	51,034	—	51,034
Currency translation adjustment	499	359	858
Balance as of June 30, 2021	$82,432	$31,172	$113,604

The increase of the balance in the six months ended June 30, 2021 was mainly due to the goodwill arising from the acquisition of the company operating Wuta application completed in the second quarter of 2021.

The following table summarizes the Group’s intangible assets arising from acquisitions:

	As of December 31, 2020			As of June 30, 2021
		Accumulated			Accumulated
	Cost	Amortization	Net	Cost	Amortization	Net

	(In thousands)			(In thousands)
Game related	$127,238	$(2,199)	$125,039	$128,725	$(8,905)	$119,820
Technology	9,544	(4,417)	5,127	10,012	(4,918)	5,094
Trademark and Domain name	12,788	(1,542)	11,246	19,763	(2,792)	16,971
Supplier-relationship	10,253	(4,689)	5,564	10,373	(5,798)	4,575
Others	2,449	(2,449)	—	13,706	(2,989)	10,717
Total	$162,272	$(15,296)	$146,976	$182,579	$(25,402)	$157,177

The amortization expense for the six months ended June 30, 2020 and 2021 was $1.6 million and $9.9 million, respectively. As of June 30, 2021, estimated amortization expenses for future periods are expected as follows:

Year Ended December 31,	(In thousands)
The remainder of 2021	$11,348
2022	22,347
2023	20,858
2024	19,191
2025 and thereafter	83,433
Total expected amortization expense	$157,177

6. Goodwill, Intangible Assets and Acquisitions

In the second quarter of 2021, the Group acquired another 51.2% equity interest of an investee operating a leading mobile photo and video application in China, Wuta application, in which the Group previously held 34.8% equity interest, with a cash consideration of $39.5 million. The Group obtained the control and held 86% equity interest in the investee upon completion of the transaction on May 1, 2021. An independent valuation firm was engaged by the Group to help the management determine the fair value of assets and liabilities obtained from the transaction. The identifiable intangible assets acquired on the acquisition date included user base, domain names and operating system of $16.5 million with estimated lives ranging from three to ten years. The intangible assets were measured at fair value upon acquisition primarily using royalty savings method, multi-periods excess earning model and cost approach. Key assumptions used in determining the fair value of these intangible assets include cash flow forecasts, the revenue growth rates, the discount rate, the customer attrition rate and replacements costs.

The consideration of acquisition of the mobile app company was allocated based on the fair value of the assets acquired and the liabilities assumed as follows:

As of May 1, 2021
(In thousands)
Consideration	$39,540
Fair value of previously held equity interest	26,875
Non-controlling interest	10,811
Total	77,226

Cash and short-term investments acquired	5,786
Other assets acquired	6,801
Identifiable intangible assets acquired	16,495
Goodwill	51,034
Liabilities assumed	(2,890)
Total	$77,226

In August, 2021, the Group acquired an E-sports team and related assets. An independent valuation firm was engaged by the Group to help the management determine the fair value of assets and liabilities obtained from the transaction. The identifiable intangible assets acquired on acquisition date included game related assets of $19.3 million with estimated lives of ten years. The intangible assets were measured at fair value upon acquisition primarily using royalty savings method and multi-periods excess earning method. Key assumptions used in determining the fair value of these intangible assets include discount rate, terminal growth rate and royalty rate.

The consideration of acquisition of the E-sports team and related assets was allocated based on the fair value of the assets acquired and the liabilities assumed as follows:

As of August 1, 2021
(In thousands)
Consideration	$30,953

Identifiable intangible assets acquired	19,274
Goodwill	14,745
Liabilities assumed	(3,066)
Total	$30,953

The acquisition mentioned above resulted an immaterial impact to revenues and net income for the nine months ended September 30, 2021. Since it did not have a material impact on the Group’s unaudited interim condensed consolidated financial statements, pro forma disclosures have not been presented. Apart from what have been mentioned above, there was no acquisition during the nine months ended September 30, 2021.

The following sets forth the changes in the Group’s goodwill by segment:

	Advertising &	Value-added
	Marketing	services	Total

	(In thousands)
Balance as of December 31, 2020	$30,899	$30,813	$61,712
Acquisition of the company operating Wuta application	51,034	—	51,034
Acquisition of an E-sports team	—	14,745	14,745
Currency translation adjustment	638	447	1,085
Balance as of September 30, 2021	$82,571	$46,005	$128,576

The increase of the balance in the nine months ended September 30, 2021 was mainly due to the goodwill arising from the acquisition of the company operating Wuta application and the acquisition of the E-sports team and related assets.

The following table summarizes the Group’s intangible assets arising from acquisitions:

	As of December 31, 2020			As of September 30, 2021
		Accumulated			Accumulated
	Cost	Amortization	Net	Cost	Amortization	Net

	(In thousands)			(In thousands)
Game related	$127,238	$(2,199)	$125,039	$148,262	$(12,588)	$135,674
Technology	9,544	(4,417)	5,127	10,029	(5,172)	4,857
Trademark and Domain name	12,788	(1,542)	11,246	19,796	(3,595)	16,201
Supplier-relationship	10,253	(4,689)	5,564	10,391	(6,336)	4,055
Others	2,449	(2,449)	—	13,729	(3,760)	9,969
Total	$162,272	$(15,296)	$146,976	$202,207	$(31,451)	$170,756

The amortization expense for the nine months ended September 30, 2020 and 2021 was $2.5 million and $15.9 million, respectively. As of September 30, 2021, estimated amortization expenses for future periods are expected as follows:

Year Ended December 31,	(In thousands)
The remainder of 2021	$6,166
2022	24,317
2023	22,825
2024	21,156
2025 and thereafter	96,292
Total expected amortization expense	$170,756